Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Medicines, consumables and reagents for clinical and laboratory analyses	$ 77,296	$ 80,813
Supplements	258,064
Total inventories	$ 335,360	$ 80,813